Submission	1 Months Ended
Sep. 19, 2025
Submission [Line Items]
Central Index Key	0000947263
Registrant Name	TORONTO DOMINION BANK
Registration File Number	333-283969
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A	N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A